UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                Information Required of Institutional Investment
             Managers Pursuant to Section 13 (f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

                  Adopted in Release No. 34-14852, (P.81,610),
                         June 15, 1978, 43 F.R. 26700}

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bowman Capital Management, L.P.
Address: 1875 South Grant Street, Suite 600
         San Mateo, California 94402

13F File Number: 34-14852

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all amended items, statements and schedules remain true, correct and complete as previously filed.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Mateo and State of California on the 14th day of August 2003.

Name and 13F file number of ALL Institutional Investment managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order)

13F file number will be assigned to Institutional Investment managers after they file their first report.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer

Phone:    650-287-2263

Signature, Place, and Date of Signing:

           Thomas Pindelski        San Mateo, California      August 13, 2003

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:          69,212
                                               (thousands)

List of Other Included Managers:                      0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

* Bowman Capital Management, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnership which it serves as the general partner. Accordingly, such investment partnership has no separate requirements pursuant to Rule 13F-1.

                              BCM 13F Gross Report
                                   06/30/2003

                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt            -----------------------
      Name of Issuer         Title of class   CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole    Shared  None
---------------------------  --------------   ---------    ---------    -------- --  ---- ------- --------   -------    ------  ----
A T & T WIRELESS SERVICES    Common Stocks    00209A106     3,284      400,000                             3,284,000.00
ALCATEL SA -SPONSORED ADR    ADR Stocks       013904305       154       17,165                               153,657.31
AMDOCS LTD                   Common Stocks    G02602103     1,440       60,000                             1,440,000.00
BELL MICROPRODUCTS INC       Common Stocks    078137106       602      141,200                               601,512.00
BROADCOM CORP-CL A           Common Stocks    111320107     2,950      118,434                             2,950,190.94
CHIPPAC INC-A                Common Stocks    169657103     3,044      400,000                             3,044,000.00
EMC CORP                     Common Stocks    268648102     3,403      325,000                             3,402,750.00
FOUNDRY NETWORKS INC         Common Stocks    35063R100     2,800      196,200                             2,799,774.00
GLOBESPAN INC                Common Stocks    379571102     2,633      315,000                             2,633,400.00
HEWLETT-PACKARD CO.          Common Stocks    428236103         1           66                                 1,405.80
INTERACTIVECORP              Common Stocks    45840Q101     3,540       90,000                             3,539,700.00
INTERSIL HOLDING CORP        Common Stocks    46069S109     2,927      110,000                             2,927,100.00
J2 GLOBAL COMMUNICATIONS INC Common Stocks    46626E205     2,668       58,000                             2,668,000.00
JUNIPER NETWORKS INC         Common Stocks    48203R104        15        1,186                                14,789.42
LEGATO SYSTEMS INC           Common Stocks    524651106     1,684      200,000                             1,684,000.00
MICROSOFT CORP               Common Stocks    594918104     7,692      300,000                             7,692,000.00
MOORE WALLACE INC            Common Stocks    615857109     4,404      300,000                             4,404,000.00
OMNIVISION TECHNOLOGIES      Common Stocks    682128103     3,424      110,000                             3,424,300.00
PMC - SIERRA INC             Common Stocks    69344F106     1,642      140,000                             1,642,200.00
SOLECTRON CORP               Common Stocks    834182107        29        7,765                                29,041.10
SONUS NETWORKS INC           Common Stocks    835916107     1,452      300,000                             1,452,000.00
SPRINT CORP (PCS GROUP)      Common Stocks    852061506     2,300      400,000                             2,300,000.00
STAAR SURGICAL CO            Common Stocks    852312305     2,075      179,300                             2,074,501.00
ULTRATECH STEPPER INC        Common Stocks    904034105     2,026      109,480                             2,026,474.80
UTSTARCOM INC                Common Stocks    918076100     3,564      100,000                             3,564,000.00
VERITAS SOFTWARE CORP        Common Stocks    923436109     5,044      175,000                             5,043,500.00
YAHOO! INC                   Common Stocks    984332106     4,415      135,000                             4,414,500.00

Report Totals:                                             69,212    4,688,796                            69,210,796.37



High-lighted positions are being deleted as the meet both of the following criteria:
    1.  Less than 10,000 shares
    2.  Aggregate FV less than $200,000
